Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2016
Intangible Assets
Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

	As of December 31, 2014
	Gross	Accumulated Amortization	Net
Patents	$527	$(17)	$510

Total	$527	$(17)	$510

	As of December 31, 2015
	Gross	Accumulated Amortization	Net
Developed technology	$1,300	$(370)	$930
Customer relationships	400	(68)	332
Trade name	60	(26)	34
Patent	1,021	(25)	996

Total	$2,781	$(489)	$2,292

	As of June 30, 2016
	Gross	Accumulated Amortization	Net
	(Unaudited)
Amortizable intangible assets:
Developed technology	$1,300	$(586)	$714
Customer relationships	400	(108)	292
Trade name	60	(41)	19
Patent	1,351	(35)	1,316

Total amortizable intangible assets	3,111	(770)	2,341

Non-amortizable intangible assets:
Trademark	263	—	263

Total	$3,374	$(770)	$2,604

Schedule of total estimated future amortization expense

Total estimated future amortization expense was as follows (in thousands):

	As of December 31, 2015	As of June 30, 2016
		(Unaudited)
2016	$553	$288
2017	527	549
2018	153	176
2019	89	112
2020	21	43
Thereafter	949	1,173

Total	$2,292	$2,341